Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	$ 553,905	$ 495,426
Liabilities related to consolidated VIEs	500,180	442,943
Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Federal and state income tax credits recognized in tax expense	578	615	$ 689
Expense related to investments	545	557	604
Investment tax credits	414	506	639
Expenses related to investments recognized in tax expense	367	318	275
Financial Support Waived Fees [Member]
Variable Interest Entity [Line Items]
Financial or other support to money market funds	89	30	$ 25
Variable Interest Entity Not Primary Beneficiary [Member] | Private Investment Funds and Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	57	55
Assets related to consolidated VIEs	35	31
Variable Interest Entity Not Primary Beneficiary [Member] | Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	11,219	12,118
Assets related to consolidated VIEs	5,378	6,148
Liabilities related to consolidated VIEs	2,334	2,938
Variable Interest Entity Not Primary Beneficiary [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	1	1
Variable Interest Entity Not Primary Beneficiary [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	78	87
Variable Interest Entity Primary Beneficiary [Member] | Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	4,900	4,000
Liabilities related to consolidated VIEs	3,700	3,200
Variable Interest Entity Primary Beneficiary [Member] | Tender Option Bond Program [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	2,400	3,000
Liabilities related to consolidated VIEs	$ 1,500	$ 2,700